Share-based compensation - Restricted shares and RSUs (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Share-based compensation expense	¥ 1,235,497	¥ 2,575,340	¥ 3,471,470	¥ 24,833,089
Options
Share-based compensation
Unrecognized compensation expenses		¥ 1,071,872
Period for which unrecognized compensation expenses expected to be recognized		2 years 4 months 6 days
Restricted shares and RSUs
Share-based compensation
Unrecognized compensation expenses		¥ 434,602
Period for which unrecognized compensation expenses expected to be recognized		1 year 7 months 9 days